Restrictions to the distribution of earnings (Tables)	12 Months Ended
Dec. 31, 2023
Restriction To The Distribution Of Earnings [Abstract]
Disclosure In Tabular Form Of Non Cash Distribution Of Dividend Explanatory [Text Block]

2023
No. Installment	Cut off Date	Payment Date	National Treasury Bill in Pesos adjusted by Cer. at discount. Maturity 11-23-23 Nominal value
1	June 22	June 27	8,254,072,169
2	July 17	July 20	8,254,072,169
3	August 3	August 8	8,254,072,169
4	September 5	September 8	8,254,072,169
5	October 2	October 5	8,254,072,169
6	October 27	November 1	8,254,072,169